Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2017
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in millions)
Fixed maturity securities:
United States Government and government agencies and authorities	$0.7	$0.8	$0.8
States, municipalities and political subdivisions	4.0	4.2	4.2
Foreign governments	0.2	0.4	0.4
Asset-backed	8.2	8.2	8.2
Residential mortgage-backed	2.9	3.2	3.2
U.S. corporate	27.5	29.4	29.4
Foreign corporate	7.7	8.4	8.4
Total fixed maturity securities	51.2	54.6	54.6
Equity securities:
Non-redeemable preferred stocks	0.1	0.2	0.2
Short-term investments	1.3	1.3	1.3
Total investments	$52.6	$56.1	$56.1